Revenue - Schedule of Contract Liabilities (Details) $ in Millions	9 Months Ended
Dec. 31, 2023 USD ($)
Contract With Customers, Liability [Roll Forward]
Current Contract Liabilities	$ 293
Non-Current Contract Liabilities	807
Beginning balance	1,100
Customer prepayment and billing in advance of performance	169
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(213)
Revenue recognized in the period that was included in the contract liability balance during the period	(99)
Ending balance	957
Current portion of contract liabilities	223
Non-current portion of contract liabilities	$ 734